First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.1%
	Aerospace & Defense – 1.8%
31,000	Raytheon Co. (a)	$5,644,480
	Air Freight & Logistics – 0.9%
15,000	FedEx Corp.	2,721,150
	Automobiles – 1.1%
95,000	General Motors Co.	3,524,500
	Banks – 6.0%
94,000	JPMorgan Chase & Co. (a)	9,515,620
200,000	KeyCorp	3,150,000
55,000	SunTrust Banks, Inc. (a)	3,258,750
12,000	SVB Financial Group (b)	2,668,320
		18,592,690
	Beverages – 2.9%
107,000	Coca-Cola (The) Co.	5,014,020
23,500	Constellation Brands, Inc., Class A	4,120,255
		9,134,275
	Capital Markets – 1.1%
80,000	Charles Schwab (The) Corp.	3,420,800
	Chemicals – 0.8%
15,000	Linde PLC	2,638,950
	Communications Equipment – 2.2%
127,500	Cisco Systems, Inc. (a)	6,883,725
	Diversified Telecommunication Services – 1.9%
190,000	AT&T, Inc. (a)	5,958,400
	Electric Utilities – 3.0%
100,000	Exelon Corp.	5,013,000
135,000	PPL Corp. (a)	4,284,900
		9,297,900
	Electronic Equipment, Instruments & Components – 1.3%
45,000	Keysight Technologies, Inc. (a) (b)	3,924,000
	Energy Equipment & Services – 1.0%
137,500	TechnipFMC PLC (a)	3,234,000
	Entertainment – 4.2%
115,000	Cinemark Holdings, Inc. (a)	4,598,850
27,000	Electronic Arts, Inc. (a) (b)	2,744,010
135,000	Lions Gate Entertainment Corp., Class B	2,038,500
38,000	Take-Two Interactive Software, Inc. (b)	3,586,060
		12,967,420
	Food & Staples Retailing – 1.8%
23,000	Costco Wholesale Corp. (a)	5,569,220
	Health Care Equipment & Supplies – 1.0%
80,000	Boston Scientific Corp. (b)	3,070,400
	Health Care Providers & Services – 2.5%
31,600	UnitedHealth Group, Inc. (a)	7,813,416
	Hotels, Restaurants & Leisure – 3.4%
97,500	Carnival Corp. (a)	4,945,200

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
52,000	Restaurant Brands International, Inc.	$3,385,720
45,000	Six Flags Entertainment Corp.	2,220,750
		10,551,670
	Industrial Conglomerates – 1.8%
35,000	Honeywell International, Inc. (a)	5,562,200
	Insurance – 4.9%
67,500	Arthur J. Gallagher & Co. (a)	5,271,750
22,500	Chubb, Ltd. (a)	3,151,800
45,000	Progressive (The) Corp.	3,244,050
40,000	Prudential Financial, Inc. (a)	3,675,200
		15,342,800
	Interactive Media & Services – 2.4%
4,500	Alphabet, Inc., Class C (a) (b)	5,279,895
14,000	Facebook, Inc., Class A (a) (b)	2,333,660
		7,613,555
	Internet & Direct Marketing Retail – 1.2%
21,000	Alibaba Group Holding Ltd., ADR (b)	3,831,450
	IT Services – 3.0%
21,000	Mastercard, Inc., Class A (a)	4,944,450
42,000	PayPal Holdings, Inc. (a) (b)	4,361,280
		9,305,730
	Life Sciences Tools & Services – 2.6%
29,500	Thermo Fisher Scientific, Inc. (a)	8,074,740
	Machinery – 2.5%
22,000	Caterpillar, Inc.	2,980,780
35,000	Stanley Black & Decker, Inc.	4,765,950
		7,746,730
	Media – 0.6%
39,000	CBS Corp., Class B (a)	1,853,670
	Oil, Gas & Consumable Fuels – 5.4%
72,000	BP PLC, ADR	3,147,840
57,500	Chevron Corp. (a)	7,082,850
55,500	Hess Corp.	3,342,765
22,000	Pioneer Natural Resources Co.	3,350,160
		16,923,615
	Pharmaceuticals – 6.5%
102,000	Merck & Co., Inc. (a)	8,483,340
144,000	Pfizer, Inc. (a)	6,115,680
55,000	Zoetis, Inc.	5,536,850
		20,135,870
	Road & Rail – 1.3%
55,000	CSX Corp.	4,115,100
	Semiconductors & Semiconductor Equipment – 5.0%
127,000	Intel Corp. (a)	6,819,900
10,000	Lam Research Corp. (a)	1,790,100
100,000	Micron Technology, Inc. (b)	4,133,000

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
16,000	NVIDIA Corp. (a)	$2,872,960
		15,615,960
	Software – 8.1%
13,500	Adobe, Inc. (b)	3,597,615
154,000	Microsoft Corp. (a)	18,162,760
15,000	Palo Alto Networks, Inc. (b)	3,643,200
		25,403,575
	Specialty Retail – 4.2%
24,500	Burlington Stores, Inc. (b)	3,838,660
30,000	Home Depot (The), Inc. (a)	5,756,700
10,000	Ulta Beauty, Inc. (a) (b)	3,487,300
		13,082,660
	Technology Hardware, Storage & Peripherals – 4.6%
76,000	Apple, Inc.	14,436,200
	Textiles, Apparel & Luxury Goods – 1.3%
48,000	NIKE, Inc., Class B	4,042,080
	Tobacco – 1.8%
100,000	Altria Group, Inc. (a)	5,743,000
	Total Common Stocks	293,775,931
	(Cost $240,246,224)
REAL ESTATE INVESTMENT TRUSTS – 2.6%
	Equity Real Estate Investment Trusts – 2.6%
40,000	Crown Castle International Corp. (a)	5,120,000
40,000	Lamar Advertising Co., Class A (a)	3,170,400
	Total Real Estate Investment Trusts	8,290,400
	(Cost $6,073,640)
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES - 1.8%
	Capital Markets – 1.8%
325,000	Ares Capital Corp. (a)	5,570,500
	(Cost $5,628,495)
EXCHANGE-TRADED FUNDS – 0.3%
	Capital Markets – 0.3%
3,000	SPDR® S&P 500® ETF Trust	847,440
	(Cost $784,855)

Shares	Description	Stated Rate	Stated Maturity (c)	Value
CONVERTIBLE PREFERRED SECURITIES – 0.9%
	Health Care Equipment & Supplies – 0.9%
45,000	Becton Dickinson and Co., Series A	6.13%	05/01/20	2,781,450
	(Cost $2,545,223)
Total Investments – 99.7%	311,265,721
(Cost $255,278,437) (d)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.2)%
70	Alibaba Group Holding Ltd., ADR	$1,277,150	$200.00	Apr 2019	(1,330)

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN (Continued)
400	Altria Group, Inc.	$2,297,200	$58.00	Apr 2019	$(30,000)
150	Apple, Inc.	2,849,250	190.00	Apr 2019	(56,250)
300	Carnival Corp.	1,521,600	60.00	Apr 2019	(300)
50	Caterpillar, Inc.	677,450	140.00	Apr 2019	(5,250)
100	CSX Corp.	748,200	75.00	Apr 2019	(19,000)
50	Electronic Arts, Inc.	508,150	100.00	Apr 2019	(20,250)
150	Hess Corp.	903,450	62.50	Apr 2019	(15,300)
200	JPMorgan Chase & Co.	2,024,600	110.00	Apr 2019	(800)
200	Keysight Technologies, Inc.	1,744,000	87.50	Apr 2019	(36,000)
150	Lamar Advertising Co., Class A	1,188,900	80.00	Apr 2019	(15,750)
75	Mastercard, Inc., Class A	1,765,875	235.00	Apr 2019	(30,450)
200	Micron Technology, Inc.	826,600	43.00	Apr 2019	(15,200)
200	Micron Technology, Inc.	826,600	46.00	Apr 2019	(4,000)
200	Microsoft Corp.	2,358,800	120.00	Apr 2019	(21,200)
50	NVIDIA Corp.	897,800	170.00	Apr 2019	(60,250)
25	Palo Alto Networks, Inc.	607,200	250.00	Apr 2019	(7,250)
100	PayPal Holdings, Inc.	1,038,400	105.00	Apr 2019	(14,600)
125	S&P 500® Index (e)	35,430,000	2,875.00	Apr 2019	(136,250)
250	S&P 500® Index (e)	70,860,000	2,900.00	Apr 2019	(129,000)
125	S&P 500® Index (e)	35,430,000	2,925.00	Apr 2019	(25,000)
75	Stanley Black & Decker, Inc.	1,021,275	145.00	Apr 2019	(3,000)
30	Ulta Beauty, Inc.	1,046,190	345.00	Apr 2019	(32,040)
20	Ulta Beauty, Inc.	697,460	360.00	Apr 2019	(6,800)
100	Zoetis, Inc.	1,006,700	97.50	Apr 2019	(36,500)
	Total Call Options Written				(721,770)
	(Premiums received $701,339)
Net Other Assets and Liabilities – 0.5%	1,623,476
Net Assets – 100.0%	$312,167,427

(a)	All or a portion of these securities are pledged to cover index call options written.
(b)	Non-income producing security.
(c)	Stated maturity represents the mandatory conversion date.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $66,151,272 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $10,184,419. The net unrealized appreciation was $55,966,853. The amounts presented are inclusive of derivative contracts.
(e)	Call options on securities indices were written on a portion of the common stock positions that were not used to cover call options written on individual equity securities held in the Fund’s portfolio.

ADR	American Depositary Receipt

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows:
ASSETS TABLE
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 293,775,931	$ 293,775,931	$ —	$ —
Real Estate Investment Trusts*	8,290,400	8,290,400	—	—
Common Stocks - Business Development Companies*	5,570,500	5,570,500	—	—
Exchange-Traded Funds*	847,440	847,440	—	—
Convertible Preferred Securities*	2,781,450	2,781,450	—	—
Total Investments	$ 311,265,721	$ 311,265,721	$—	$—
LIABILITIES TABLE
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (721,770)	$ (718,770)	$ (3,000)	$ —

*	See Portfolio of Investments for industry breakout.